General	12 Months Ended
Dec. 31, 2024
General
General

Note 1 – General

A.Reporting Entity

Nano Dimension Ltd. (the “Company”) is an Israeli resident company incorporated in Israel. Until April 11, 2025, the address of the Company’s principal executive office was 2 Ilan Ramon St., Ness Ziona 7403635, Israel. Effective from that date, the Company’s principal executive office is located at 60 Tower Road, Waltham, Massachusetts, 02451, United States. Unless otherwise indicated, all references to the “Company,” or the “Group” refer to Nano Dimension Ltd. and its subsidiaries, Global Inkjet Systems Ltd. (“GIS”), a United Kingdom corporation, Nano Dimension Technologies Ltd. (“Nano Tech”), an Israeli corporation, Essemtec AG (“Essemtec”) and Nano Dimension Swiss GmbH (“Nano Swiss”), Swiss corporations, Formatec Holding B.V. (“Formatec Holding”) (which is in the process of liquidation), Admatec Europe B.V. (“Admatec”) (which is in the process of liquidation) and Formatec Technical Ceramics B.V. (“Formatec”) (which is in the process of liquidation), Dutch corporations, Nano Dimension USA Inc. (“Nano USA”), a Delaware corporation, Essemtec USA, LLC, a Delaware limited liability company, Nano Dimension GmbH (“Nano Germany”) and Essemtec Deutschland GmbH, German corporations, Nano Dimension Australia Pty Ltd. (“Nano Australia”), an Australian corporation, Nano Dimension (HK) Limited, a Hong Kong corporation, Essemtec France SAS, a French corporation, Nano Dimension NY Ltd., a New York corporation, and Nano Dimension Trading (Shenzhen) Ltd., a Chinese corporation. The Company engages in industrial manufacturing solutions of multi-disciplinary technology - combining hardware, software, and materials science. These solutions are used for design-to-manufacturing of electronics and mechanical parts by advanced industrial customers in aerospace, defense, automotive, electronics, medical, research and academia, as well as government organizations. Since March 2016, the Company’s American Depositary Shares (“ADSs”) have been trading on the Nasdaq Capital Market (“Nasdaq”).

B.Material events in the reporting period
(1)Iron Swords War in Israel

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. These attacks resulted in extensive deaths, injuries and kidnapping of civilians and soldiers. Following the attack, Israel’s security cabinet declared war against Hamas and a military campaign against these terrorist organizations commenced in parallel to their continued rocket and terror attacks (the “Iron Swords War”). Following this, there was a decrease in Israel’s economic and business activity. The security situation has led, inter alia, to a disruption in the chain of supply and production, a decrease in the volume of national transportation, a shortage in manpower as well as a decrease in the value of financial assets and a rise in the exchange rate of foreign currencies in relation to the NIS. There has been no material impact on the Company’s operations and revenues.

(2)Desktop Metal and Markforged acquisitions
i.	On July 2, 2024, the Company entered into a definitive merger agreement with Desktop Metal, Inc. (NYSE: DM), pursuant to which a merger subsidiary wholly owned by the Company would merge with and into Desktop Metal. For further information on the consummation of the merger see Note 17 (events after the reporting date).

Desktop Metal, Inc offers a comprehensive portfolio of integrated additive manufacturing solutions comprised of hardware, software, materials, and services with support for metals, polymers, elastomers, ceramics, sands, composites, and biocompatible materials through pioneering a new generation of additive manufacturing technologies focused on Additive Manufacturing 2.0, the volume production of end use parts.

Note 1 – General (Cont.)

B.	Material events in the reporting period (Cont.)
ii.	On September 25, 2024, the Company entered into a definitive merger agreement with Markforged Holding Corporation (NYSE: MKFG), pursuant to which a merger subsidiary wholly owned by the Company would merge with and into Markforged. For further information on the consummation of the merger see Note 17 (events after the reporting date).

Markforged designs, produces and markets cloud-based software products (including its software enabled platform the Digital Forge) and hardware products, including precise and reliable 3D printers, proprietary metal and composite materials to bring industrial production to the point of need on the factory floor.